Financial instruments and financial risk management (Tables)	3 Months Ended
Sep. 30, 2021
Disclosure of fair value measurement of assets

September 30, 2021	Level 1	Level 2	Level 3	Total

Cash	$23,128,590	$-	$-	$23,128,590

June 30, 2021	Level 1	Level 2	Level 3	Total

Cash	$27,988,471	$-	$-	$27,988,471

Disclosure of assets and liabilities exposed to currency risk

	September 30, 2020 $	June 30, 2021 $
Cash	691,411	736,623
Accounts payable	(1,408,536)	(1,520,823)